Operating assets and liabilities - Intangible assets and property, plant and equipment - Property, plant and equipment - Depreciation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 6,165	kr 5,003	kr 4,386
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	3,968	3,229	2,836
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	504	424	409
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	1,313	922	736
Administrative costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	354	408	386
Other operating income and expenses
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	26	20	19
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 1,251	kr 1,052	kr 899